Acquisitions and Dispositions (Tables)	Nov. 18, 2019
Business Acquisition, Pro Forma Information
The following unaudited pro forma financial information reflects the consolidated results of operations of Dominion Energy assuming the SCANA Combination had taken place on January 1, 2018. The unaudited pro forma financial information has been presented for illustrative purposes only and may change as Dominion Energy finalizes its valuation of certain assets acquired and liabilities assumed at the acquisition date. The unaudited pro forma financial information is not necessarily indicative of the consolidated results of operations that would have been achieved or the future consolidated results of operations of the combined company.

	Three Months Ended March 31,
	2019 (1)	2018 (1)
(millions, except EPS)
Operating Revenue	$4,887	$4,636
Net income attributable to Dominion Energy	605	675
Earnings Per Common Share – Basic	$0.76	$0.90
Earnings Per Common Share – Diluted	$0.76	$0.90

(1)	Amounts include adjustments for non-recurring costs directly related to the SCANA Combination.

Schedule Of Discontinued Operations Income Statement	The following table represents selected information regarding the results of operations of East Ohio, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income:

	Three Months Ended March 31,
	2019	2018
(millions)
Operating revenue	$229	$215
Depreciation and amortization	21	17
Other operating expenses	148	137
Other income	18	17
Interest and related charges	10	8
Income tax expense	14	14

Net income from discontinued operations	$54	$56

The carrying amounts of major classes of assets and liabilities relating to East Ohio, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets were as follows:

	March 31, 2019	At December 31, 2018
(millions)
Current assets of discontinued operations (1)	$440	$423
Investments	2	2
Property, plant and equipment, net	3,710	3,669
Regulatory assets	740	711
Other deferred charges and other assets, including goodwill and intangible assets	1,321	1,275

Noncurrent assets of discontinued operations	5,773	5,657
Current liabilities of discontinued operations	1,086	1,262
Long-term debt	1,551	1,300
Deferred income taxes and investment tax credits	728	716
Regulatory liabilities	755	747
Other deferred credits and liabilities	117	108

Noncurrent liabilities of discontinued operations	3,151	2,871
(1) Includes cash and cash equivalents of $4 million and $9 million as of March 31, 2019 and December 31, 2018, respectively.
The following table represents selected information regarding the results of operations of DGP, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Statements of Income:

	Three Months Ended March 31,
	2019	2018
(millions)
Operating revenue	$45	$51
Depreciation and amortization	1	4
Other operating expenses	44	47

Net income from discontinued operations	$—	$—

The carrying amounts of major classes of assets and liabilities relating to DGP, which are reported as discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets were as follows:

	March 31, 2019	At December 31, 2018
(millions)
Current assets of discontinued operations (1)	$19	$21
Noncurrent assets of discontinued operations (2)	196	192
Current liabilities of discontinued operations	11	11

Noncurrent liabilities of discontinued operations	30	25
(1) Includes cash and cash equivalents of less than a million dollars as of March 31, 2019 and December 31, 2018.
(2) Primarily property, plant and equipment, net.

East Ohio
Schedule Of Significant Non Cash Items And Capital Expenditure
Capital expenditures and significant noncash items relating to East Ohio included the following:

	Three Months Ended March 31,
	2019	2018
(millions)
Capital expenditures	$65	$58
Significant noncash items
Accrued capital expenditures	6	6

DGP
Schedule Of Significant Non Cash Items And Capital Expenditure	Capital expenditures and significant noncash items of DGP included the following:

	Three Months Ended March 31,
	2019	2018
(millions)
Capital expenditures	$3	$1

SCANA
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired and Liabilities Assumed
The table below shows the preliminary allocation of the purchase price to the assets acquired and liabilities assumed at closing, including an adjustment related to income taxes identified during the first quarter as discussed in Note 5. The allocation is subject to change during the measurement period as additional information is obtained about the facts and circumstances that existed at closing. Any material adjustments to provisional amounts identified during the measurement period will be recognized and disclosed in the reporting period in which the adjustment amounts are determined. Certain tax-related
amounts in the allocation of the purchase price below are preliminary and may change as Dominion Energy completes its analysis and review of applicable tax matters.

Amount

(millions)
Total current assets (1)	$1,772
Investments	224
Property, plant and equipment (2)	11,006
Goodwill	2,550
Regulatory assets (3)	3,940
Other deferred charges and other assets, including intangible assets	430

Total Assets	19,922

Total current liabilities	1,515
Long-term debt	6,707
Deferred income taxes	1,100
Regulatory liabilities	2,662
Other deferred credits and other liabilities	1,099

Total Liabilities	13,083

Total purchase price (4)	$6,839

(1)	Includes $389 million of cash, restricted cash and equivalents, of which $115 million is considered restricted.

(2)
Includes $105 million of certain property, plant and equipment associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. As a result, Dominion Energy’s Consolidated Statement of Income for the three months ended March 31, 2019 includes a charge of $105 million ($79 million after-tax),
included in impairment of assets and other charges.

(3)
Includes $264 million of certain income
tax-related
regulatory assets associated with the NND Project for which Dominion Energy committed to forgo recovery in accordance with the SCANA Merger Approval Order. See Note 5 for additional information.

(4)	Includes stock-based compensation awards with an estimated fair value of $21 million.